Debt - Additional Information (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Jul. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 CLP ($)	Sep. 30, 2021 CLP ($)	Jul. 31, 2021 CLP ($)	Jun. 30, 2021 CLP ($)	Dec. 31, 2020 USD ($)
Short-term Debt, Weighted Average Interest Rate	8.68%				8.68%				3.40%
Fair value of long term debt	$ 11,507								$ 10,558
Short term borrowings	$ 16,283								$ 8,949
Short Term Borrowings Contracted On June Two Thousand And Twenty One [Member]
Percentage of short term borrowings	5.00%				5.00%
Short term borrowings	$ 784
Debt instrument face amount				$ 1,761				$ 1,500,000,000
Short term debt, Percentage bearing fixed interest rate				4.56%				4.56%
Short term debt, Terms				matures in April 2022
Short Term Borrowings Contracted On July Two Thousand And Twenty One [Member]
Percentage of short term borrowings	2.00%				2.00%
Short term borrowings	$ 332
Debt instrument face amount			$ 745				$ 635,000,000
Short term debt, Percentage bearing fixed interest rate			4.56%				4.56%
Short term debt, Terms			matures in April 2022
Short Term Borrowings Contracted On September Two Thousand And Twenty One [Member]
Percentage of short term borrowings	8.00%				8.00%
Short term borrowings	$ 1,290
Debt instrument face amount		$ 1,652				$ 1,407,659,166
Short term debt, Percentage bearing fixed interest rate		4.56%				4.56%
Short term debt, Terms		matures in July 2022
Short Term Borrowings Contracted On December Two Thousand And Twenty One [Member]
Percentage of short term borrowings	74.00%				74.00%
Short term borrowings	$ 12,124
Debt instrument face amount	$ 12,089				$ 10,300,000,000
Short term debt, Percentage bearing fixed interest rate	9.48%				9.48%
Short term debt, Terms	matures in September 2022